Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)
17.	Selected Quarterly Financial Data (Unaudited)

The following table contains quarterly financial information for fiscal years 2011 and 2010. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented.

(in thousands, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Operating expenses	$(22,545)	$(3,736)	$(3,531)	$(5,232)
Other income/(expense)	$2	$3	$166	$(1,487)
Net loss	$(22,543)	$(3,733)	$(3,365)	$(6,719)
Basic and diluted net loss per common share	$(4.71)	$(0.64)	$(0.48)	$(0.52)

2010
Operating expenses	$(2,302)	$(2,468)	$(2,083)	$(2,389)
Other income/(expense)	$(1,114)	$(351)	$(37)	$761
Net loss	$(3,416)	$(2,819)	$(2,120)	$(1,628)
Basic and diluted net loss per common share	$(0.86)	$(0.66)	$(0.44)	$(0.34)